Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of the period	$ 736
Foreign currency translation difference	$ (37)	$ 43
Balance at end of the period		$ 736